Goodwill and Other Intangible Assets (Goodwill Rollforward) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Goodwill [Roll Forward]
Goodwill, Beginning Balance	$ 8,535	$ 9,189
Acquisitions	3,589	461
Foreign currency translation	(39)	(43)
Goodwill, Ending Balance	12,079	8,535
Goodwill, Discontinued During Period		(1,071)
Goodwill, Other Changes	$ (6)	$ (1)